Filed with the Securities and Exchange Commission on February 16, 2018
Securities Act of 1933 File No. 002-80859
Investment Company Act of 1940 File No. 811-03651

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 174
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 174
(Check appropriate box or boxes.)

TOUCHSTONE STRATEGIC TRUST
(Exact name of Registrant as Specified in Charter)

303 Broadway, Suite 1100, Cincinnati, Ohio 45202
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (513) 878-4066

Jill T. McGruder, 303 Broadway, Cincinnati, OH 45202
(Name and Address of Agent for Service)

Copies to:

Deborah Bielicke Eades, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601
(312) 609-7661

Renee M. Hardt, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601
(312) 609-7616

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☒ on March 18, 2018 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Post-Effective Amendment No. 155 to the Registration Statement on Form N-1A for Touchstone Strategic Trust (the “Registrant”) was filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), on July 19, 2017 to register a new share class for two existing series of the Registrant. This Post-Effective Amendment No. 174 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act, solely for the purpose of designating March 18, 2018 as the new date upon which Post-Effective Amendment No. 155 shall become effective.  This Post-Effective Amendment No. 174 incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 155.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 174 to its Registration Statement on Form N-1A under the Securities Act of 1933, as amended, to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on February 16, 2018.

TOUCHSTONE STRATEGIC TRUST

By:	/s/ Jill T. McGruder
Jill T. McGruder
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 174 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

	*	Trustee	February 16, 2018
Phillip R. Cox

	*	Trustee	February 16, 2018
William C. Gale

	*	Trustee	February 16, 2018
Susan J. Hickenlooper

	*	Trustee	February 16, 2018
Kevin A. Robie

	*	Trustee	February 16, 2018
Edward J. VonderBrink

	/s/ Jill T. McGruder	Trustee and President	February 16, 2018
Jill T. McGruder

	/s/ Terrie A. Wiedenheft	Controller, Treasurer and Principal Financial Officer	February 16, 2018
Terrie A. Wiedenheft

*By:	/s/ Terrie A. Wiedenheft		February 16, 2018
Terrie A. Wiedenheft

(Attorney-in-Fact Pursuant to Power of Attorney filed with PEA No. 143)